Loyalty Program Provision (Q2) (Details)	6 Months Ended
	Jun. 30, 2019 USD ($) Points	Dec. 31, 2018 USD ($)
Loyalty Program Provision [Abstract]
Points earned for every $1 spent - Tier 1	6
Points earned for every $1 spent - Tier 2	12
Number of points redeemable for customers to receive gift code	500
Value of gift code receivable by customers on redemption of five hundred points earned | $	$ 5
Percentage of liability provision for accrued and unredeemed points	45.00%
Estimated loyalty program awards, earned but not redeemed | $	$ 200,000	$ 100,000